Application of New Amended and Revised Standards and Interpretations - Schedule of New Amended or Revised Standards and Interpretations (Detail)	6 Months Ended
Jun. 30, 2022
Amendments To IFRS 3
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	IFRSs including
Effective Date Announced by IASB	Jan. 01, 2022
Amendments to IFRS 9 IAS 39 IFRS 7 IFRS 4 and IFRS 1614
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective Date Announced by IASB	Jan. 01, 2022
IFRS 17
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	IFRS 17 “Insurance Contracts”
Effective Date Announced by IASB	Jan. 01, 2023
Amendments To IAS 1 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”
Effective Date Announced by IASB	Jan. 01, 2023
Amendements to IFRS 17 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IFRS 17
Effective Date Announced by IASB	Jan. 01, 2023
Amendments to IAS 1 and IFRS Practice Statement 2 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 1 and IFRS Practice Statement 2 “Disclosure ofAccounting Policies”
Effective Date Announced by IASB	To be determined by IASB
Amendments to IAS 8 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 8 “Definition of Accounting Estimates”
Effective Date Announced by IASB	Jan. 01, 2023
Amendments to IAS 12 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction”
Effective Date Announced by IASB	Jan. 01, 2023